Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash	$ 767	$ 5,239
Accounts receivable	1	4
Other receivables	15	14
Inventory	33	23
Security deposit	28	28
Prepaid expenses	42	20
Total current assets	886	5,328
Non-current assets
Property and equipment	20	25
Operating lease right-of-use asset, net	149	136
Security deposit	0	0
Total assets	1,055	5,489
Current liabilities
Accounts payable and accrued liabilities	1,962	1,894
Operating lease liability due within one year	55	144
Total current liability	2,017	2,038
Long term operating lease liability	102	3
Total liabilities	2,119	2,041
Commitments and contingencies	0	0
Stockholders' (Deficit)Equity
Share capital - unlimited authorized shares at no par value 72,718 and 71,218 shares outstanding at June 30, 2020 and December 31, 2019, respectively	140,294	136,554
Share capital subscription receivable	(589)	(589)
Additional paid-in capital	33,073	35,770
Accumulated deficit	(173,842)	(168,287)
Total stockholders' (deficit)equity	(1,064)	3,448
Total liabilities and stockholders' (deficit) equity	$ 1,055	$ 5,489